Dispositions (Narratives) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 24, 2014	Jul. 08, 2014 sqft	Mar. 02, 2014 sqft	Jan. 24, 2013	Apr. 15, 2013	Sep. 23, 2013	Nov. 07, 2012 Properties sqft	Jul. 26, 2012 sqft	Jan. 06, 2012 sqft	Jun. 22, 2012 sqft	Dec. 31, 2012 sqft	Dec. 18, 2014 sqft	Dec. 17, 2013 sqft
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Net gains on sale of real estate	$ 507,192,000	$ 414,502,000	$ 245,799,000
Gain on sale of Canadian Trade Shows	0	0	31,105,000
Impairment Losses	26,518,000	37,170,000	133,977,000
Seller Financing Related To Property Sales	0	0	35,000,000
Retail Segment Strip Shopping Centers [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate	66,410,000
Net gains on sale of real estate	22,500,000
Number Of Real Estate Properties Sold	6
Number Of Real Estate Properties	22
Canadian Trade Shows [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gain on sale of Canadian Trade Shows	0	0	19,657,000
Income tax on gain on sale			11,448,000
Retail Properties Segment [Member] | Retail Segment Strip Shopping Centers [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Sale price of real estate		82,300,000	157,000,000
Net gains on sale of real estate		7,851,000	22,266,000
Number Of Real Estate Properties Sold		12	12
Retail Properties Segment [Member] | Retail NY Hicksville (Broadway Mall) [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate				94,000,000
Net proceeds from the sale of real estate				92,174,000
Retail Properties Segment [Member] | Retail CA Los Angeles Beverly Connection [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate					260,000,000
Square Footage Of Real Estate Property Sold					335,000
Sale price of real estate					239,000,000
Mortgage loan receivable					21,000,000
Mortgage loan receivable maturity tenure					10 years
Net gains on sale of real estate					44,155,000
Retail Properties Segment [Member] | Retail Springfield Mall [Member] | Pennsylevenia Real Estate Investment Trust [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate						465,000,000
Square Footage Of Real Estate Property Sold						1,350,000
Sale price of real estate						340,000,000
Operating Partnership Units Value Received From Buyer						125,000,000
Impairment Losses						20,000,000
Retail Properties Segment [Member] | Green Acres Mall [Member] | Retail Segment Regional Malls [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate							500,000,000
Net proceeds from the sale of real estate							185,000,000
Net gains on sale of real estate							202,275,000
Retail Properties Segment [Member] | Plant [Member] | Retail Segment Strip Shopping Centers [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate								203,000,000
Net proceeds from the sale of real estate								98,000,000
Net gains on sale of real estate								32,169,000
Retail Properties Segment [Member] | Gallery At Market Street [Member] | Retail Segment Strip Shopping Centers [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate								60,000,000
Net proceeds from the sale of real estate								58,000,000
Net gains on sale of real estate								33,058,000
Retail Properties Segment [Member] | Tampa Florida [Member] | Retail Segment Strip Shopping Centers [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate									45,000,000
Retail Properties Segment [Member] | Tampa Florida [Member] | Retail Segment Strip Shopping Centers [Member] | Vornado Realty Trust [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate									33,750,000
Net proceeds from the sale of real estate									20,810,000
Net gains on sale of real estate									8,728,000
Sale Of Ownership Interest Percent									75.00%
Washington DC Segment [Member] | Reston Executive [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate										126,250,000
Square Footage Of Real Estate Property Sold										494,000
Net gains on sale of real estate										36,746,000
Number Of Real Estate Properties Sold										3
Washington DC Segment [Member] | 409 Third Street SW [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Square Footage Of Real Estate Property Sold											409,000
Sale price of real estate											200,000,000
Net gains on sale of real estate											126,621,000
Merchandise Mart Segment [Member] | West Mart Center 350 [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Square Footage Of Real Estate Property Sold												1,200,000
Sale price of real estate												228,000,000
Net gains on sale of real estate												54,911,000
Merchandise Mart Segment [Member] | LA Mart [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate													53,000,000
Square Footage Of Real Estate Property Sold													784,000
Sale price of real estate													18,000,000
Duration Of Seller Financing Rate													9 months
Seller financing rate													6.00%
Seller Financing Related To Property Sales													35,000,000
Merchandise Mart Segment [Member] | Washington Design Center and Canadian Trade Shows [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Sale price of real estate											103,000,000
Merchandise Mart Segment [Member] | Washington Design Center [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Square Footage Of Real Estate Property Sold											393,000
Merchandise Mart Segment [Member] | Canadian Trade Shows [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gain on sale of Canadian Trade Shows											19,657,000
Merchandise Mart Segment [Member] | Boston Design Center [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Square Footage Of Real Estate Property Sold			554,000											554,000
Sale price of real estate														72,400,000
Net gains on sale of real estate														5,252,000
New York Segment [Member] | New York Office 1740 Broadway [Member] | Office Building [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate															605,000,000
Net proceeds from the sale of real estate															580,000,000
Square Footage Of Real Estate Property Sold															601,000
Net gains on sale of real estate															441,000,000
Income tax on gain on sale															484,000,000
New York Segment [Member] | New York Office 866 UN Plaza [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Gross proceeds from the sale of real estate																200,000,000
Net proceeds from the sale of real estate																146,439,000
Square Footage Of Real Estate Property Sold																360,000
Net gains on sale of real estate																$ 127,512,000